COMMON STOCK (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2011
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Shares, Issued	89,036,000	89,036,000	95,935,047
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	89,036,000	89,036,000	95,935,047
Common Stock cancelled for settlement	1,060,000
Common Stock issued for acquisition	70,000,000
Warrant outstanding to purchase common stock		1,508,030
Option outstanding to purchase common stock		0
Common stock issued on diluted basis	90,544,030		22,253,039
Common Stock outstanding on diluted basis	90,544,030		22,253,039
Private Placement [Member]
Common Stock, Shares, Issued	300,000		1,300,000